Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued salary and social welfare costs	$ 26,994	$ 14,008
Liability classified awards for share-based compensation (Note 16)	5,852	3,950
Payable for long-term investments	5,490	0
Payables for acquisition (Note 3)	4,603	2,000
Payables for compensation costs in relation to an acquisition	3,500	0
Payables for deferred financing costs	2,234	0
Accrued professional service fees	992	988
Accrued staff reimbursements	678	508
Accrued office expense	668	428
Accrued recruitment service fee	392	299
Accrued advertising and marketing fees	342	567
Share option deposit held on behalf of employees	134	262
Accrued rental fees	0	237
Others	1,155	679
Total	$ 53,034	$ 23,926